Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Stock-based compensation expense	$ 57	$ 90	$ 111
Tax benefit recognized in income	12	21	29
Excess tax benefit recognized in income	23	13	13
Stock Option Awards [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Stock-based compensation expense	12	12	13
Employee Share Investment Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Stock-based compensation expense	15	40	36
Share Units Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Stock-based compensation expense	26	38	55
Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Stock-based compensation expense	$ 4	$ 0	$ 7